WILLIAM BLAIR FUNDS

William Blair Small-Mid Cap Core Fund

(the “Fund”)

Supplement dated January 12, 2026 to the Fund’s Summary Prospectus dated May 1, 2025 and the Prospectus dated May 1, 2025, as supplemented

Effective February 1, 2026:

1.	The information below replaces similar disclosure in the “Management” section of the Fund’s Summary Prospectus and the “Summary – Management” section of the Prospectus as follows:

Portfolio Managers. Daniel Crowe, Ward Sexton and Nicholas Zimmerman, Partners of the Adviser, co-manage the Fund. Mr. Crowe and Mr. Sexton have co-managed the Fund since its inception in 2019. Mr. Zimmerman has co-managed the Fund since 2026.

It is expected that Mr. Crowe will remain a co-portfolio manager of the Fund until December 31, 2026.

2.	The biography for Mr. Zimmerman contained in the Prospectus section entitled “Management of the Funds – Portfolio Management” is replaced with the following:

Nicholas Zimmerman, CFA, a Partner of William Blair Investment Management, LLC, has co-managed the Small-Mid Cap Growth Fund since 2023 and the Small-Mid Cap Core Fund since 2026. He joined William Blair in 2017 as a research analyst focusing on U.S. small- and mid-cap resources companies. Before joining William Blair, Mr. Zimmerman was an equity analyst at Holland Capital Management, where he covered energy, materials, aerospace and defense, and transportation companies. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society Chicago. Education: B.S. Finance, with high honors, University of Illinois Urbana-Champaign; M.S., Finance, University of Wisconsin–Madison.

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement for future reference.

WILLIAM BLAIR FUNDS

William Blair Small-Mid Cap Growth Fund

(the “Fund”)

Supplement dated January 12, 2026 to the Fund’s Summary Prospectus dated May 1, 2025 and the Prospectus dated May 1, 2025, as supplemented

Effective February 1, 2026:

1.	The information below replaces similar disclosure in the “Management” section of the Fund’s Summary Prospectus and the “Summary – Management” section of the Prospectus as follows:

Portfolio Managers. Daniel Crowe, Ward Sexton and Nicholas Zimmerman, Partners of the Adviser, co-manage the Fund. Mr. Crowe has co-managed the Fund since 2015. Mr. Sexton has co-managed the Fund since 2026. Mr. Zimmerman has co-managed the Fund since 2023.

It is expected that Mr. Crowe will remain a co-portfolio manager of the Fund until December 31, 2026.

2.	The biography for Mr. Sexton contained in the Prospectus section entitled “Management of the Funds – Portfolio Management” is replaced with the following:

Ward Sexton, CFA, a Partner of William Blair Investment Management, LLC, has co-managed the Small Cap Growth Fund since 2016, the Small-Mid Cap Core Fund since its inception in 2019 and the Small-Mid Cap Growth Fund since 2026. In 2001, he joined the Adviser’s investment team as a research analyst and covered Resources, Financials, and Consumer companies at various points during his time as an analyst. He joined William Blair in 1999 and worked in the firm’s corporate finance group for two years. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S., Finance (with honors), University of Illinois Urbana-Champaign; M.B.A., (high honors), University of Chicago Booth School of Business.

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement for future reference.